Lease Right-of-Use Asset and Lease Liabilities (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended	15 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Oct. 31, 2020	Aug. 02, 2019	Jul. 31, 2019
Leases [Abstract]
Lease liabilities, current	$ 12,405		$ 16,632	$ 12,405	$ 26,823
Lease asset-right of use	10,562		14,151	10,562	$ 26,823
Lease liability discount rate					3.30%
Amortization of operating lease right of use asset	3,589	$ 23,801	15,105	$ 19,153
Lease expenses	$ 4,401	$ 3,012	$ 15,844